Note 12 - Income Taxes (Details Textual) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Increase in Deferred Tax Liability Net			¥ 7,954	¥ 23,183	¥ 51,788
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount			68,126	15,696	¥ 183,813
Undistributed Earnings of Foreign Subsidiaries			623,585
Operating Loss Carryforwards, No Expiration Period			269,181
Unrecognized Tax Benefits			0	¥ 0
Prior Year Tax Credit Reversal			125,234
UNITED STATES
Operating Loss Carryforwards			999,839
Other Countries [Member]
Operating Loss Carryforwards			¥ 1,135,907
National Tax Agency, Japan [Member] | Earliest Tax Year [Member]
Open Tax Year			2017
Internal Revenue Service (IRS) [Member] | Earliest Tax Year [Member]
Open Tax Year			2006
Domestic Tax Authority [Member] | National Tax Agency, Japan [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			31.70%	33.50%	35.90%
Domestic Tax Authority [Member] | National Tax Agency, Japan [Member] | Scenario, Forecast [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	31.50%	31.70%
Domestic Tax Authority [Member] | National Tax Agency, Japan [Member] | March 31, 2015 Amendment [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent				34.20%
Domestic Tax Authority [Member] | National Tax Agency, Japan [Member] | March 31, 2016 Amendment [Member] | Scenario, Forecast [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	30.90%	31.10%